A summary of common stock warrant activity (Details)	Number of warrants	Weighted - AverageExercise Price
Outstanding at Mar. 14, 2014	0	0
Granted	780,000	0.125
Warrants exercisable at Sep. 30, 2014	780,000	0.125
Outstanding at Sep. 30, 2014	780,000	0.125